Cabana Target Drawdown 5 ETF	July 31, 2021
SCHEDULE OF INVESTMENTS	(Unaudited)

	Number of Shares	Value
EXCHANGE-TRADED FUNDS – 99.8%
CURRENCY – 10.0%
WisdomTree Bloomberg U.S. Dollar Bullish Fund	110,996	$2,827,967

EQUITY – 49.7%
Invesco QQQ Trust Series 1	7,782	2,837,084
Vanguard Communication Services ETF	19,482	2,818,656
Vanguard Consumer Discretionary ETF	8,765	2,761,588
Vanguard Health Care ETF	11,221	2,877,289
Vanguard S&P 500 ETF	7,021	2,830,516
		14,125,133
FIXED INCOME – 40.1%
Vanguard Intermediate-Term Bond ETF	31,243	2,846,862
Vanguard Long-Term Bond ETF	27,124	2,871,347
Vanguard Tax-Exempt Bond Index ETF	50,876	2,823,618
Vanguard Total Bond Market ETF	32,752	2,841,564
		11,383,391
TOTAL EXCHANGE-TRADED FUNDS
(Cost $28,139,807)		28,336,491

SHORT-TERM INVESTMENTS – 0.2%

Invesco Government & Agency Portfolio Institutional Class, 0.03%(a)	68,154	68,154
TOTAL SHORT TERM INVESTMENTS
(Cost $68,154)		68,154
TOTAL INVESTMENTS – 100.0%
(Cost $28,207,961)		28,404,645
Liabilities in Excess of Other Assets – (0.0)%		(11,136)
TOTAL NET ASSETS – 100.0%		$28,393,509

(a)	The rate is the annualized seven-day yield at period end.